Note 6 - Available For Sale Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Available for sale securities	$ 32,500	$ 32,500
Duby Llc
Acquisition Date	Dec. 10, 2015
Business Acquisition, Percentage of Voting Interests Acquired	1.08%
Available for sale securities	$ 32,500